INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2021
INTANGIBLE ASSETS AND GOODWILL [abstract]
INTANGIBLE ASSETS AND GOODWILL

10.     INTANGIBLE ASSETS AND GOODWILL

	Licenses	Branding	Customer relationships	Start up costs	Total
Cost
Balance, January 31, 2019	$12,060,274	$—	$1,540,447	$7,783	$13,608,504
Additions from acquisitions	1,071,750	1,331,804	1,174,468	—	3,578,022
Impairment of intangibles	(428,626)	(391,759)	(715,875)	—	(1,536,260)
Balance, January 31, 2020	$12,703,398	$940,045	$1,999,040	$7,783	$15,650,266
Category reclassification	(337,082)	46,674	287,249	3,159	—
Classified as held for sale	(224,840)	—	(164,226)	(10,942)	(400,008)
Disposals	—	(117,737)	—	—	(117,737)
Balance, January 31, 2021	$12,141,476	$868,982	$2,122,063	$—	$15,132,521

Accumulated Amortization
Balance, January 31, 2019	$(214,171)	$—	$(25,674)	$(79)	$(239,924)
Amortization expense	(2,228,051)	(33,295)	(443,641)	(729)	(2,705,716)
Balance, January 31, 2020	$(2,442,222)	$(33,295)	$(469,315)	$(808)	$(2,945,640)
Amortization expense	(1,154,808)	(95,053)	(213,939)	(729)	(1,464,529)
Category reclassification	76,557	(46,674)	(26,845)	(3,038)	—
Classified as held for sale	98,043	—	115,254	4,575	217,872
Disposals	—	17,737	—	—	17,737
Balance, January 31, 2021	$(3,422,430)	$(157,285)	$(594,845)	$—	$(4,174,560)
Carrying amount, January 31, 2020	$10,261,176	$906,750	$1,529,725	$6,975	$12,704,626
Carrying amount, January 31, 2021	$8,719,046	$711,697	$1,527,218	$—	$10,957,961

Total amortization expense from intangible assets for the year ended January 31, 2021 was $1,464,528 (year ended January 31, 2020 - $2,705,716). Of the total expense, $47,160 was allocated to inventory (2020 - $119,310).

During the year ended January 31, 2021, the Company sold a brand for $100,000. At the time of the sale, the brand had a carrying amount of $100,000 comprised of cost of $117,747 and accumulated depreciation of $17,737. As the proceeds were consistent with the carrying amount there was no gain or loss recognized on the disposal.

At January 31, 2021, the Company reclassified intangible assets with a cost of $400,008 and accumulated depreciation of $217,872 to held for sale. The intangible assets classified as held for sale consist of licenses, customer lists, and startup costs associated with a right of use asset that has also been classified as held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

The continuity of goodwill for the years ended January 31, 2021, and 2020 is as follows:

	Phantom Farms (Oregon)	Silver State Companies (Nevada)	Megawood Enterprises (Oregon)	Swell Companies (Oregon)	Total
Balance, January 31, 2019	$—	$28,541,323	$689,328	$—	$29,230,651
Additions from acquisitions	8,009,248	—	—	13,676,649	21,685,897
Impairment of Goodwill	(8,009,248)	—	(689,328)	(13,676,649)	(22,375,225)
Balance, January 31, 2020 and 2021	$—	$28,541,323	$—	$—	$28,541,323

The Company tested each of the CGUs for impairment at January 31, 2021 and 2020.

At January 31, 2020, the estimated recoverable amount of the Oregon geographic CGU was lower than the segment's carrying value. The Company recognized an impairment loss for the Oregon CGU totaling $22,375,225 of goodwill, and $1,536,260 of intangibles; this loss has been treated as Impairment of goodwill and intangible assets on the Consolidated Statement of Loss and Comprehensive Loss. There were no such impairments for the year ended January 31, 2021.